ADVANCES FROM CUSTOMERS (Tables)	9 Months Ended
Sep. 30, 2014
ADVANCES FROM CUSTOMERS [Abstract]
Schedule of Advances from Customers

	As of December 31,	As of September 30,
	2013	2014
Customer E*	$15,987,573	$9,308,736
Customer F	4,220,355	3,364,155
Customer G	2,996,550	1,086,393
Others	1,937,418	424,524
Total	$25,141,896	$14,183,808
Less: Current portion of Advance from customers	$13,217,775	$9,566,995
Long term advance from customers	$11,924,121	$4,616,813

*

Pursuant to the terms of the Company's revised supply agreement with this customer the Company will deliver monthly amounts of polysilicon, totaling no less than $0.4 million from April 2014 to September 2016, or until such time as the advance has been fully utilized.